Statements of Net Assets Available for Benefits - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments—at contract value (Note 5)	$ 599,242	$ 593,377
Investments—at fair value (Note 6)	7,804,777	6,918,264
Total investments	8,404,019	7,511,641
Receivables:
Dividends and interest	3,581	3,577
Employer contributions	7,451	6,262
Participant notes receivable	105,696	100,063
Total receivables	116,728	109,902
Total assets	8,520,747	7,621,543
Liabilities
Administrative expense	2,015	1,858
Total liabilities	2,015	1,858
Net assets available for benefits	$ 8,518,732	$ 7,619,685